SHARE CAPITAL - Stock options (Details)			12 Months Ended
	Jan. 01, 2019 Options $ / shares	Jun. 04, 2018	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares	Dec. 31, 2017 Options $ / shares
Stock options
Options available for grant, as a percent to outstanding shares		15.00%
Number of options outstanding | Options	369,726		1,051,665	369,726	5,707
Number of options granted | Options			2,495,100	697,150	366,053
Number of options exercised | Options			(50)		(49)
Number of options forfeited | Options			(468,238)	(13,344)	(1,178)
Number of options expired | Options	(807)		(1,329)	(1,867)
Number of options outstanding | Options			3,077,148	1,051,665	369,726	5,707
Number of options exercisable | Options			1,081,760	398,596	146,263
Weighted average exercise price of share options outstanding at beginning of the year | $ / shares	$ 76.78		$ 20.63	$ 76.78	$ 3,849.00
Weighted average exercise price of share options granted | $ / shares			2.48	4.27	30.31
Weighted average exercise price of share options exercised | $ / shares			4.10		7.33
Weighted average exercise price of share options forfeited | $ / shares			23.10	58.64	1,712.35
Weighted average exercise price of share options expired | $ / shares			3,498.28	4,997.06	1,813.70
Weighted average exercise price of share options outstanding at end of year | $ / shares			4.10	20.63	76.78	$ 3,849.00
Weighted average exercise price of share options exercisable | $ / shares			$ 6.01	$ 35.69	$ 127.04
Average remaining contractual life of outstanding share options (in years)			7 years 2 months 9 days	7 years 1 month 2 days	7 years 10 months 17 days	2 years 3 months 11 days
Average remaining contractual life of exercisable share options (in years)			6 years 11 months 5 days	6 years 11 months 19 days	7 years 7 months 13 days
Stock options
Stock options
Maximum life of options			10 years